SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2454

                       OPPENHEIMER MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                          Date of fiscal year end: JULY
                                                   ----

                    Date of reporting period: APRIL 30, 2006


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                                              AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--12.1%
---------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, New York:
4.705%, 5/15/06                                                                         $ 15,000,000     $ 15,000,000
4.73%, 5/22/06                                                                            10,000,000       10,000,000
4.94%, 6/29/06                                                                             6,000,000        6,000,000
---------------------------------------------------------------------------------------------------------------------
BNP Paribas, New York, 4.80%, 5/12/06                                                      7,000,000        7,000,000
---------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY:
4.82%, 5/17/06                                                                            27,000,000       27,000,000
4.985%, 6/26/06                                                                           20,000,000       20,000,154
---------------------------------------------------------------------------------------------------------------------
Citibank NA:
4.71%, 5/16/06                                                                            25,000,000       25,000,000
4.885%, 6/21/06                                                                            9,000,000        9,000,000
5.09%, 7/27/06                                                                            25,000,000       25,000,000
---------------------------------------------------------------------------------------------------------------------
Fortis Bank SA/NV, New York, 4.99%, 6/21/06                                                4,400,000        4,400,000
---------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York:
4.776%, 10/3/06 1                                                                         29,000,000       28,997,549
4.965%, 7/6/06                                                                            18,000,000       17,999,837
---------------------------------------------------------------------------------------------------------------------
Societe Generale North America, 4.78%, 5/17/06                                            10,000,000       10,000,000
---------------------------------------------------------------------------------------------------------------------
UBS AG Stamford CT, 4.96%, 6/22/06                                                        39,600,000       39,600,000
---------------------------------------------------------------------------------------------------------------------
Washington Mutual Bank FA, 4.76%, 5/12/06                                                 10,000,000       10,000,000
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank NA, 4.78%, 5/5/06                                                        15,000,000       15,000,000
                                                                                                         ------------
Total Certificates of Deposit (Cost $269,997,540)                                                         269,997,540

---------------------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--26.3%
---------------------------------------------------------------------------------------------------------------------
AB SPINTAB:
4.735%, 6/1/06                                                                            10,000,000        9,959,226
4.925%, 7/7/06                                                                            10,000,000        9,908,340
5.005%, 7/19/06                                                                           16,000,000       15,824,269
---------------------------------------------------------------------------------------------------------------------
Bank of America Corp.:
4.71%, 5/11/06                                                                            39,500,000       39,500,000
4.87%, 6/14/06                                                                            25,000,000       25,000,000
---------------------------------------------------------------------------------------------------------------------
Barclays US Funding Corp., 4.87%, 6/19/06                                                 25,000,000       24,834,285
---------------------------------------------------------------------------------------------------------------------
BNP Paribas Finance, Inc., 4.60%, 5/10/06                                                 17,800,000       17,779,530
---------------------------------------------------------------------------------------------------------------------
Danske Corp., 4.83%, 6/23/06 2                                                            15,000,000       14,893,338
---------------------------------------------------------------------------------------------------------------------
Dexia Delaware LLC, 4.925%, 7/7/06                                                        27,000,000       26,752,519
---------------------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA:
4.60%, 5/2/06                                                                              8,000,000        7,998,978
4.80%, 6/15/06                                                                            45,000,000       44,730,000
4.91%, 7/5/06                                                                             10,000,000        9,911,528
---------------------------------------------------------------------------------------------------------------------
Fortis Funding LLC, 4.77%, 6/9/06 2                                                       14,500,000       14,425,071
---------------------------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland, 4.78%, 6/9/06 2                                    25,000,000       24,870,813
---------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services:
4.61%, 5/8/06                                                                             11,000,000       10,990,140
4.615%, 5/10/06                                                                           23,500,000       23,472,887
4.905%, 7/6/06                                                                             6,000,000        5,946,045
---------------------------------------------------------------------------------------------------------------------
National City Credit Corp.:
4.72%, 5/12/06                                                                            15,000,000       14,978,367
4.79%, 5/17/06                                                                             3,000,000        2,993,613
4.915%, 6/16/06                                                                           20,000,000       19,874,394
4.96%, 7/13/06                                                                             9,000,000        8,909,480
---------------------------------------------------------------------------------------------------------------------
Nationwide Building Society, 4.89%, 6/12/06 2                                             20,000,000       19,885,900


1          |           OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                                              AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
Nordea North America, Inc.:
4.60%, 5/2/06                                                                           $ 24,200,000     $ 24,196,908
4.63%, 5/8/06                                                                              6,300,000        6,294,328
---------------------------------------------------------------------------------------------------------------------
Scotiabanc, Inc., 4.89%, 6/30/06 2                                                        20,000,000       19,837,167
---------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB:
4.88%, 6/29/06 2                                                                           9,600,000        9,523,221
4.97%, 11/27/06 1,2                                                                       10,000,000       10,000,000
---------------------------------------------------------------------------------------------------------------------
St. George Bank Ltd., 4.615%, 5/9/06 2                                                    40,000,000       39,958,978
---------------------------------------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc.:
4.67%, 5/18/06 2                                                                           8,000,000        7,982,358
4.88%, 6/29/06 2                                                                          27,600,000       27,379,261
---------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken AB, Series S, 4.66%, 5/16/06                                        10,000,000        9,980,583
---------------------------------------------------------------------------------------------------------------------
Toronto Dominion Holdings (USA), Inc., 4.91%, 7/5/06 2                                    15,000,000       14,867,021
---------------------------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC, 4.60%, 5/10/06                                                10,000,000        9,988,500
---------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp., 4.705%, 5/24/06 2                                                  10,000,000        9,969,940
                                                                                                         ------------
Total Direct Bank Obligations (Cost $583,416,988)                                                         583,416,988

---------------------------------------------------------------------------------------------------------------------
LETTERS OF CREDIT--0.7%
---------------------------------------------------------------------------------------------------------------------
Suntrust Banks, Inc. guaranteeing commercial paper of NATC California LLC,
4.975%, 7/14/06 (Cost $14,846,604)                                                        15,000,000       14,846,604
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--60.6%
---------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--24.3%
Cancara Asset Securitization LLC, 4.83%, 6/16/06 2                                        30,000,000       29,814,850
---------------------------------------------------------------------------------------------------------------------
Chesham Finance LLC, 4.76%, 5/12/06                                                       20,000,000       19,970,911
---------------------------------------------------------------------------------------------------------------------
Crown Point Capital Co.:
4.655%, 5/8/06 2                                                                          15,165,000       15,151,274
4.81%, 6/9/06 2                                                                            5,000,000        4,973,946
---------------------------------------------------------------------------------------------------------------------
Fairway Finance Corp., 4.685%, 5/18/06 2                                                  10,000,000        9,977,876
---------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust I:
4.81%, 6/2/06                                                                              8,000,000        7,965,796
4.865%, 6/15/06                                                                            5,000,000        4,969,594
---------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust II:
4.69%, 5/17/06                                                                            10,000,000        9,979,156
4.92%, 5/15/06                                                                            22,500,000       22,458,933
---------------------------------------------------------------------------------------------------------------------
Gemini Securitization Corp.:
4.77%, 6/5/06 2                                                                           12,000,000       11,944,350
4.87%, 6/23/06 2                                                                          41,000,000       40,706,041
---------------------------------------------------------------------------------------------------------------------
Gotham Funding Corp., 4.90%, 5/19/06 2                                                    16,500,000       16,459,575
---------------------------------------------------------------------------------------------------------------------
GOVCO, Inc.:
4.66%, 5/3/06 2                                                                           15,000,000       14,996,117
4.69%, 5/22/06 2                                                                          10,000,000        9,972,642
4.805%, 6/12/06 2                                                                         20,000,000       19,887,767
---------------------------------------------------------------------------------------------------------------------
Legacy Capital Co. LLC:
4.82%, 6/5/06                                                                             16,500,000       16,422,932
4.86%, 6/22/06                                                                             5,800,000        5,759,284
4.98%, 7/18/06                                                                            40,000,000       39,568,400
---------------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC, 5.035%, 7/25/06 2                                       46,500,000       45,947,199
---------------------------------------------------------------------------------------------------------------------
Neptune Funding Corp.:
4.68%, 5/5/06 2                                                                           14,700,000       14,692,389

2          |           OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                                              AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
4.87%, 6/14/06 2                                                                        $ 10,000,000     $  9,940,478
5%, 7/10/06 2                                                                             11,304,000       11,194,100
5%, 7/12/06 2                                                                             12,000,000       11,880,000
---------------------------------------------------------------------------------------------------------------------
Ormond Quay Funding LLC, 4.90%, 5/19/06 2                                                 30,000,000       29,926,500
---------------------------------------------------------------------------------------------------------------------
Perry Global Funding LLC, Series A, 4.66%, 5/4/06 2                                       40,760,000       40,744,172
---------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp.:
4.96%, 5/25/06 2                                                                          30,000,000       29,900,800
4.96%, 5/26/06 2                                                                          15,000,000       14,948,333
---------------------------------------------------------------------------------------------------------------------
Solitaire Funding LLC, 4.95%, 6/20/06 2                                                   19,000,000       18,869,375
---------------------------------------------------------------------------------------------------------------------
Victory Receivables Corp., 4.96%, 6/23/06 2                                               10,000,000        9,926,978
                                                                                                         ------------
                                                                                                          538,949,768

---------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.3%
---------------------------------------------------------------------------------------------------------------------
Beverage South LLC, Series 2004, 5.01%, 5/4/06 1                                           6,900,000        6,900,000
---------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--7.9%
Banc of America Securities LLC, 4.86%, 5/1/06 1                                           50,000,000       50,000,000
---------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:                                                                  20,000,000       19,982,072
4.61%, 5/8/06
4.95%, 7/12/06                                                                            20,000,000       19,802,000
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.:
4.873%, 10/30/06 1,3                                                                      35,000,000       35,000,000
4.89%, 5/7/06 1,3                                                                         15,000,000       15,000,000
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 5%, 5/1/06 1                                                       35,000,000       35,000,000
                                                                                                         ------------
                                                                                                          174,784,072

---------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.1%
BASF AG, 4.79%, 5/4/06 2                                                                   1,800,000        1,799,282
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.5%
HSBC USA, Inc.:
4.63%, 5/10/06                                                                             8,500,000        8,490,161
4.92%, 6/19/06                                                                            26,000,000       25,825,887
                                                                                                         ------------
                                                                                                           34,316,048
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--2.3%
Countrywide Financial Corp.:
4.87%, 5/5/06                                                                              9,900,000        9,894,720
4.91%, 5/23/06                                                                            37,000,000       36,888,979
4.96%, 5/26/06                                                                             4,000,000        3,986,222
                                                                                                         ------------
                                                                                                           50,769,921

---------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
Mississippi Business Finance Corp. Revenue Bonds, Shuqualak Lumber Project,
Series 2003, 5.01%, 5/4/06 1                                                               2,000,000        2,000,000
---------------------------------------------------------------------------------------------------------------------
Warrior Roofing Manufacturing of Georgia LLC, Series 2004, 5.06%, 5/4/06 1                 3,710,000        3,710,000
                                                                                                         ------------
                                                                                                            5,710,000

---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.1%
General Electric Capital Corp., 4.59%, 5/3/06                                             15,400,000       15,396,073


3          |           OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                                              AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
General Electric Capital Services:
4.645%, 5/3/06                                                                          $ 19,000,000     $ 18,995,097
4.65%, 5/15/06                                                                             2,000,000        1,996,383
---------------------------------------------------------------------------------------------------------------------
General Electric Co., 4.91%, 6/28/06                                                      12,000,000       11,905,460
---------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp.:
4.905%, 7/7/06                                                                            15,000,000       14,863,069
5.03%, 7/28/06                                                                            17,000,000       16,790,976
---------------------------------------------------------------------------------------------------------------------
Prudential Funding LLC, 4.575%, 5/4/06 3                                                  10,000,000        9,996,188
                                                                                                         ------------
                                                                                                           89,943,246

---------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.4%
AL Incentives Finance Authority Special Obligation Bonds, Series 1999-C, 5.01%,
5/4/06 1                                                                                   9,215,000        9,215,000
---------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business Finance Corp. Revenue Bonds, Signal International LLC
Project, Series 2004, 5.01%, 5/1/06 1                                                      1,300,000        1,300,000
---------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp. Revenue Bonds, Signal International LLC
Project, Series C, 5.01%, 5/1/06 1                                                         1,400,000        1,400,000
                                                                                                         ------------
                                                                                                            2,700,000

---------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.2%
Beaver Cnty., UT Environmental Facility Revenue Bonds, BEST Bio Fuels LLC
Project, Series 2003B, 5.30%, 5/1/06 1                                                     3,465,000        3,465,000
---------------------------------------------------------------------------------------------------------------------
INSURANCE--5.6%
ING America Insurance Holdings, Inc.:
4.76%, 6/2/06                                                                             12,000,000       11,949,227
4.765%, 6/6/06                                                                            30,000,000       29,857,050
4.80%, 6/7/06                                                                             15,000,000       14,926,000
5%, 7/18/06                                                                                9,500,000        9,397,083
---------------------------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, Series 2004-6, 4.941%, 5/15/06 1,3                  17,500,000       17,500,000
---------------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5, 4.961%, 5/15/06 1,3                    18,000,000       18,000,000
---------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 4.856%, 2/1/07 1,3                                   22,000,000       22,000,000
                                                                                                         ------------
                                                                                                          123,629,360

---------------------------------------------------------------------------------------------------------------------
LEASING & FACTORING--1.7%
Toyota Motor Credit Corp.:
4.60%, 5/11/06                                                                            10,000,000        9,987,222
4.88%, 6/30/06                                                                            29,000,000       28,764,133
                                                                                                         ------------
                                                                                                           38,751,355
---------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.2%
AL Industrial Development Authority Revenue Bonds, Simcala, Inc. Project,
Series 1995, 5.01%, 5/4/06 1                                                               5,450,000        5,450,000
---------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.1%
Sanofi-Aventis, 4.82%, 5/24/06 2                                                          47,222,000       47,076,582
---------------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--9.5%
Blue Spice LLC, 4.95%, 7/6/06 2                                                           20,000,000       19,818,500
---------------------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series B, 4.93%, 6/26/06                       3,044,000        3,020,656
---------------------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers. Inc., Series A, 4.82%, 5/1/06                        5,190,000        5,190,000
---------------------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers. Inc., Series B, 4.87%, 5/19/06                       1,420,000        1,416,542

4          |           OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL
                                                                                              AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC:
4.61%, 5/2/06                                                                           $ 30,000,000   $   29,996,163
4.69%, 5/22/06                                                                            15,000,000       14,959,006
4.85%, 6/20/06                                                                            14,200,000       14,104,347
---------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC, 4.68%, 5/18/06                                                          8,000,000        7,982,320
---------------------------------------------------------------------------------------------------------------------
Parkland (USA) LLC, 4.84%, 12/12/06 1,4                                                   27,000,000       26,998,336
---------------------------------------------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 4.95%, 5/22/06 1                                          15,000,000       15,000,000
---------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
4.76%, 6/5/06                                                                             15,000,000       14,930,583
4.835%, 6/12/06                                                                           20,000,000       19,887,691
---------------------------------------------------------------------------------------------------------------------
Union Hamilton Special Purpose Funding LLC, 4.965%, 9/28/06 1,4                           13,000,000       13,000,000
---------------------------------------------------------------------------------------------------------------------
Wind Master Trust Nts., Series 2005-I-1, 4.97%, 6/26/06 1,3                               15,000,000       15,000,000
---------------------------------------------------------------------------------------------------------------------
Wind Master Trust Nts., Series 2005-J-2, 4.959%, 8/25/06 1,3                              10,000,000       10,000,000
                                                                                                       --------------
                                                                                                          211,304,144

                                                                                                       --------------
Total Short-Term Notes (Cost $1,344,763,778)                                                            1,344,763,778

---------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,213,024,910)                                               99.7%   2,213,024,910
---------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                  0.3        6,339,656

                                                                                        -----------------------------
NET ASSETS                                                                                     100.0%  $2,219,364,566
                                                                                        =============================


Footnotes to Statement of Investments

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $694,142,194, or 31.28% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

3. Illiquid security. The aggregate value of illiquid securities as of April 30, 2006 was $142,496,188, which represents 6.42% of the Fund's net assets. See accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $39,998,336 or 1.80% of the Fund's net assets as of April 30, 2006.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ILLIQUID SECURITIES

As of April 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


5          |           OPPENHEIMER MONEY MARKET FUND, INC.



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund, Inc.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer

    Date:June 15,2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
    Date:June 15, 2006